9. COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 9 - COMMITMENTS AND CONTINGENCIES

The Company entered into a three year lease agreement for their office lease facility commencing July 1, 2012, with escalating rental payments. On February 21, 2013, the Company amended the lease agreement to extend the lease through March 2018 and increase rental space. The effects of variable rent disbursements have been expensed on a straight-line basis over the life of the lease. The Company recognized rent expense of $10,132 and $59,372 during the three and nine months ended September 30, 2013, respectively. The Company recognized rent expense of $7,326 and $9,890 during the three and nine months ended September 30, 2012, respectively. As of September 30, 2013 and December 31, 2012, there was $25,635 and $2,267, respectively, of deferred rent included in accrued expenses and other current liabilities in the accompanying balance sheets.

Future minimum lease payments under all non-cancelable operating leases as of September 30, 2013 are as follows:

Fiscal year
2013	$14,634
2014	60,093
2015	62,169
2016	64,299
2017	66,519
2018	16,770
$284,484

The Company entered into a three year lease agreement for their office facility commencing July 1, 2012, with escalating rental payments. The effects of variable rent disbursements have been expensed on a straight-line basis over the life of the lease. The Company recognized rent expense of $15,759 and $4,746 for the years ended December 31, 2012 and 2011, respectively. As of December 31, 2012, there was $2,267 of deferred rent included in accrued expenses and other current liabilities in the accompanying balance sheets.

Future minimum lease payments under all non-cancelable operating leases as of December 31, 2012, are as follows:

Fiscal year
2013	$25,917
2014	26,917
2015	16,042
$68,876